Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
5	INTANGIBLE ASSETS, NET

Intangible Assets consist of the following:

	December 31,
	2024	2025
	RMB	RMB
Software and source code	—	76,262
Total intangible assets	—	76,262
Less: accumulated amortization	—	(3,813)
Less: Impairment	—	(21,019)
Intangible assets, net	—	51,430

Amortization expense for intangible assets, recorded in G&A expenses, was nil and RMB3,813 for the years 2024 and 2025, respectively.

The Company measured the impairment loss as the excess of the intangible asset’s carrying amount over its fair value. As such, an impairment loss of RMB21,019 was recognized for the year ended December 31, 2025, which was recorded in general and administrative expenses in the consolidated statements of operations.

The estimated future amortization expenses are as follows:

Years ending December 31,	Estimated Amortization Expense
	RMB	USD
2026	5,414	774
2027	5,414	774
2028	5,414	774
2029	5,414	774
2030 and thereafter	29,774	4,258
Total	51,430	7,354

The amortization expense is recognized on a straight-line basis over the estimated useful lives of the respective intangible assets.

As of December 31, 2025, the Company expects to recognize annual amortization expense of approximately RMB5,414 (US$774) for each of the next four years from 2026 to 2029, and RMB9,774 (US$4,258) for 2030 and thereafter. The aggregate amortization expense over the aforementioned period will amount to approximately RMB51,430 (US$7,354).

The net book value (“NBV”) of the software will be determined based on its remaining useful life and the fair value assessment results at the end of each respective fiscal year. The Company will continue to amortize the software over its remaining useful life following the same accounting policy, and the NBV will gradually decrease as the amortization is recognized, until the software is fully amortized or disposed of. Any changes in the fair value of the software in subsequent periods will be reflected in the carrying amount through impairment adjustments, if applicable.